Fair Value of Financial Instruments - Black Scholes Pricing Model Included Significant Unobservable Inputs (Details)	Mar. 31, 2021	Jan. 21, 2021	Dec. 31, 2020	Dec. 31, 2019
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity financing	80.00	80.00	65.00	45.00
Starting stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity financing	7.13	11.31
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity financing			0.00	0.00
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity financing	4.7	5
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity financing	0.87	0.45	0.27	1.69
Earnout hurdle | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity financing	12.50	12.50
Earnout hurdle | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity financing	15.00	15.00
Marketability discount
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity financing			60.00	50.00